UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 04/30/2012

Item 1 – Report to Stockholders

April 30, 2012

Semi-Annual Report (Unaudited)

BlackRock Global Dynamic Equity Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

Table of Contents

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Dear Shareholder

One year ago at this time, risk assets were in a broad retreat as political strife in Greece ignited fears about sovereign debt problems spreading across Europe and economic indicators signaled that the global recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. Early in August 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became the dominant force in financial markets, driving asset prices up and down in lock step, in a risk on/risk off trading pattern. By the end of the third quarter in 2011, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October 2011 brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began making concerted efforts to stem the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving sentiment carried over into early 2012 as a number of factors elicited greater optimism. Sovereign debt problems in Europe became less pressing. Greece secured its second bailout package and completed the restructuring of its national debt. The European Central Bank gave financial markets a boost by providing additional liquidity through its long-term refinancing operations. The outlook for the global economy grew less dim as stronger data from the United States, particularly from the labor market, lifted sentiment. Hopes for additional monetary stimulus from the US Federal Reserve and strong corporate earnings pushed risk assets (including stocks, commodities and high yield bonds) higher through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The risk rally softened in late March, however, due to renewed fears about slowing growth in China and Europe’s debt troubles. Equity markets staggered downward in April as Spain’s financial situation became increasingly severe and elections in Greece and France added to uncertainty about the future of the euro zone. In the United States, disappointing jobs reports in April revealed that the recent acceleration in the labor market had been a short-lived surge. Overall, US economic data signaled that the pace of the recovery had slowed, but not to the extent that warranted additional monetary stimulus.

Thanks in large part to an exceptionally strong first quarter of 2012, equities and high yield bonds posted solid returns for the 6-month period ended April 30, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results; however, small-cap stocks finished in negative territory. International and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities, including corporate, government and municipal bonds, performed well despite recent yield volatility. US Treasury bonds finished strong, with an April rally erasing the effects of their broad sell-off during February and March. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain. Political uncertainty in Europe elevates concerns about additional flare ups in the debt crisis. Higher energy prices and slowing growth in China continue to pose risks for the global economy. Potential political leadership changes around the world create additional layers of uncertainty. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of April 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	12.77%	4.76%
US small cap equities (Russell 2000® Index)	11.02	(4.25)
International equities (MSCI Europe, Australasia, Far East Index)	2.44	(12.82)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(12.61)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.83	16.41
US investment grade bonds (Barclays US Aggregate Bond Index)	2.44	7.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.71	11.90
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.91	5.89

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2012

Investment Objective

BlackRock Global Dynamic Equity Fund’s (the “Fund”) investment objective is to provide high total investment return. Total investment return is the combination of capital growth and investment income.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2012, the Fund underperformed both its reference benchmark, which is comprised of the S&P 500 Index® (60%) and the FTSE World (ex US) Index (40%) (the “Reference Benchmark”), and the broad-based all-equity benchmark, the FTSE World Index. The following discussion of relative performance pertains to the Reference Benchmark.

What factors influenced performance?

•

From a regional perspective, the Fund’s underweight relative to the Reference Benchmark and stock selection in the United States and Canada detracted from performance, as did overweights in India and Japan. From a sector perspective, an overweight and stock selection in materials (led by gold-related securities) weighed on returns, as did stock selection in energy, information technology (“IT”) and industrials. Stock selection and an underweight position in consumer discretionary also detracted from performance.

•	From a regional perspective, the Fund’s underweight exposure to Spain contributed to performance. From a sector perspective, stock selection in utilities also aided returns.

•	During the period, the Fund’s use of derivatives had a positive impact on the absolute performance of the Fund.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s equity allocation increased from 95% of net assets to 96%. Within equities, the Fund increased its exposure to the United States and reduced its weightings in Asia and Europe. On a sector basis, the Fund increased its exposures to IT, health care and consumer discretionary, and reduced its weightings in materials, energy, telecommunication services (“telecom”) and utilities. In addition, the Fund’s allocations to corporate debt and convertible bonds remained at 2% of net assets while its cash and cash equivalents decreased from 3% of net assets to 2%. Cash helped mitigate portfolio volatility and served as a source of funds for new investments.

Describe portfolio positioning at period end.

•

Relative to its reference benchmark, the Fund ended the period under-weight in Europe and the United States, and overweight in Asia (notably Japan) and Brazil. On a sector basis, the Fund was overweight in materials, telecom, energy and health care, and underweight in financials, consumer staples, consumer discretionary and industrials. In addition, the Fund was overweight in convertible bonds and corporate debt.

•

With respect to currency exposure, the Fund was overweight in the US dollar, Singapore dollar and Russian ruble, along with smaller overweights in several Asian currencies. The Fund was underweight in the euro, British pound and Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings (Equity Investments)	Percent of Long-Term Investments
Apple, Inc.	2%
Exxon Mobil Corp.	2
SPDR Gold Trust	2
Microsoft Corp.	1
Oracle Corp.	1
General Electric	1
AT&T, Inc.	1
Johnson & Johnson	1
JPMorgan Chase & Co.	1
Pfizer, Inc.	1

Geographic Allocation	Percent of Long-Term Investments
United States	57%
Japan	10
United Kingdom	5
Germany	4
Canada	3
Brazil	3
France	2
Singapore	2
China	2
Switzerland	2
Other[1]	10

1	Includes holdings within countries and geographic regions that are 1% or less of long-term Investments. Please refer to the Consolidated Schedule of Investments for such countries.

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees, Institutional Shares do not have a sales charge.
2	The Fund invests primarily in United States and foreign equity securities.
3	This unmanaged capitalization-weighted index is comprised of 2,458 equities from 35 countries in 4 regions, including the United States.
4

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

5	This unmanaged capitalization-weighted index is comprised of 1,844 companies in 34 countries, excluding the United States.
6	The Reference Benchmark is an unmanaged weighted index comprised of 60% of the S&P 500® Index and 40% of the FTSE World (ex US) Index.
7	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[8]
		1 Year		5 Years		Since Inception[9]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.72%	(6.11)%	N/A	1.34%	N/A	5.97%	N/A
Investor A	5.59	(6.40)	(11.31)%	1.06	(0.02)%	5.69	4.81%
Investor B	5.17	(7.16)	(11.27)	0.26	(0.12)	4.85	4.85
Investor C	5.16	(7.14)	(8.05)	0.28	0.28	4.88	4.88
Class R	5.40	(6.76)	N/A	0.71	N/A	5.32	N/A
FTSE World Index	7.47	(5.14)	N/A	(0.76)	N/A	4.29	N/A
FTSE World (ex US) Index	2.95	(12.74)	N/A	(2.42)	N/A	4.22	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	4.29	N/A
Reference Benchmark	8.81	(2.53)	N/A	(0.27)	N/A	4.37	N/A

8

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

9	The Fund commenced operations on November 4, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) These shares are only available through exchanges and dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement or other similar plans. Prior to March 1, 2007, Class R Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s returns would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2013.

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2011 and held through April 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,057.20	$5.32	$1,000.00	$1,019.70	$5.22	1.04%
Investor A	$1,000.00	$1,055.90	$6.54	$1,000.00	$1,018.51	$6.42	1.28%
Investor B	$1,000.00	$1,051.70	$10.92	$1,000.00	$1,014.23	$10.72	2.14%
Investor C	$1,000.00	$1,051.60	$10.46	$1,000.00	$1,014.67	$10.27	2.05%
Class R	$1,000.00	$1,054.00	$8.68	$1,000.00	$1,015.52	$8.52	1.70%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	7

Consolidated Schedule of Investments April 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Cresud SA Sponsored — ADR	10,835	$103,622
IRSA Inversiones y Representaciones SA — ADR	12,606	99,335
Pampa Energia SA — ADR	13,100	88,556
Tenaris SA — ADR	16,264	637,386
		928,899
Australia — 1.3%
Asciano Ltd.	100,085	489,834
BHP Billiton Ltd.	60,002	2,226,507
CSL Ltd.	33,002	1,256,733
Newcrest Mining Ltd.	53,560	1,459,514
Orica Ltd.	24,741	688,532
Rio Tinto Ltd.	36,002	2,463,433
Telstra Corp. Ltd.	166,065	612,280
		9,196,833
Austria — 0.0%
Telekom Austria AG	18,666	204,814
Belgium — 0.1%
RHJ International (a)	103,798	543,529
RHJ International — ADR (a)	64,200	336,178
		879,707
Brazil — 2.7%
Banco do Brasil SA	32,333	399,975
Cia Brasileira de Distribuição Grupo Pao de Acucar, Preference Shares	39,909	1,852,922
Cia Energetica de Minas Gerais — ADR	47,917	1,182,113
Cosan Ltd.	120,855	1,672,633
Cyrela Brazil Realty SA	95,311	770,028
Hypermarcas SA	197,800	1,269,100
Itau Unibanco Holding SA, Preference Shares	65,097	1,024,531
MRV Engenharia e Participações SA	163,212	949,569
OGX Petroleo e Gas Participações SA (a)	46,600	323,436
Petroleo Brasileiro SA — ADR	191,063	4,233,956
Qualicorp SA (a)	74,052	644,893
SLC Agricola SA (a)	84,232	832,532
Telefonica Brasil — ADR	97,593	2,778,473
Tractebel Energia SA	25,846	445,422
Vale SA, Preference ‘A’ Shares	38,805	843,830
		19,223,413
Canada — 3.1%
Agnico-Eagle Mines Ltd.	29,850	1,191,612
Alamos Gold, Inc.	41,528	760,061
Bank of Nova Scotia	8,627	478,574
Barrick Gold Corp.	39,034	1,578,145
BCE, Inc.	2,558	103,676
Canadian Natural Resources Ltd.	39,539	1,373,980
Canadian Pacific Railway Ltd.	13,680	1,059,926

Common Stocks	Shares	Value
Canada (concluded)
Canadian Pacific Railway Ltd.	2,167	$167,705
Detour Gold Corp. (a)	23,114	570,450
Eldorado Gold Corp.	115,461	1,636,336
Goldcorp, Inc. (b)	89,905	3,439,765
IAMGOLD Corp.	4,762	59,049
IAMGOLD Corp., International African Mining Gold Corp.	42,867	531,579
Katanga Mining Ltd. (a)	105,447	87,530
Kinross Gold Corp.	22,175	198,466
Kinross Gold Corp.	103,645	928,540
Osisko Mining Corp. (a)	53,813	554,009
Potash Corp. of Saskatchewan, Inc.	20,553	873,092
Rogers Communications, Inc., Class B	23,577	880,129
Rogers Communications, Inc., Class B	3,073	114,695
Silver Wheaton Corp.	46,554	1,421,294
Sino-Forest Corp. (a)	60,390	1
Suncor Energy, Inc.	57,838	1,910,466
Talisman Energy, Inc.	36,309	474,882
Teck Resources Ltd., Class B	3,982	148,648
TELUS Corp.	7,727	463,925
The Toronto-Dominion Bank	2,900	245,099
Valeant Pharmaceuticals International, Inc. (a)(b)	11,100	617,493
		21,869,127
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA — ADR	9,101	530,497
China — 1.5%
Beijing Enterprises Holdings Ltd.	408,275	2,278,349
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	3,106,585	310,658
China BlueChemical Ltd. (a)	630,500	449,365
China Shenhua Energy Co. Ltd., Class H (a)	133,263	588,496
China Telecom Corp. Ltd. (a)	675,000	361,767
China Unicom Ltd.	263,500	460,855
CSR Corp. Ltd. (a)	204,600	164,206
Dongfang Electric Corp. Ltd. (a)	143,600	389,287
Dongfeng Motor Group Co. Ltd., Class H	187,000	365,747
Guangshen Railway Co. Ltd. (a)	731,741	271,062
Guangzhou Automobile Group Co. Ltd. (a)	445,672	492,070
Haitian International Holdings Ltd.	197,000	226,651
Huaneng Power International, Inc. (a)	779,800	461,577
Jiangsu Expressway Co. Ltd. (a)	357,400	351,314
Ping An Insurance Group Co. of China Ltd.	43,376	360,292
Shanghai Electric Group Co. Ltd. (a)	954,500	477,877
Shanghai Pharmaceuticals Holding Co. Ltd. (a)(c)	254,900	382,477
Sinopharm Group Co. (a)(c)	301,400	785,377
Tianjin Development Holdings Ltd. (a)(c)	1,743,047	775,527
Tianjin Port Development Holdings Ltd.	2,556,318	344,848
Zhongsheng Group Holdings Ltd. (c)	308,253	608,918
		10,906,720

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
RUB	Russian Ruble
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Egypt — 0.1%
Telecom Egypt	238,447	$506,457
France — 1.8%
AXA SA (a)	81,384	1,156,479
BNP Paribas SA	37,365	1,508,030
Essilor International SA	22,882	2,016,293
Eutelsat Communications SA	17,757	632,255
France Telecom SA	16,213	222,249
LVMH Moët Hennessy Louis Vuitton SA	8,537	1,416,251
Safran SA	9,583	355,193
Sanofi-Aventis	21,546	1,645,722
Sanofi-Aventis — ADR	2,974	113,547
Société Générale SA (a)	19,351	458,120
Technip SA	4,404	500,120
Total SA	31,869	1,529,827
Total SA — ADR	20,812	1,001,265
		12,555,351
Germany — 3.3%
Allianz AG, Registered Shares	11,126	1,241,009
BASF SE	47,567	3,916,339
Bayer AG, Registered Shares	28,871	2,034,363
Bayerische Motoren Werke AG	10,379	987,169
Daimler AG, Registered Shares	28,591	1,581,984
Deutsche Bank AG, Registered Shares	13,783	598,363
Deutsche Telekom AG, Registered Shares	135,555	1,528,345
Fresenius Medical Care AG & Co.	14,483	1,028,464
Fresenius SE & Co. KGaA	8,774	875,975
Infineon Technologies AG	86,487	861,889
Kabel Deutschland Holding AG (a)	14,817	934,108
Lanxess AG	18,393	1,464,384
Muenchener Rueckversicherungs AG, Registered Shares	3,846	558,633
Siemens AG, Registered Shares	36,354	3,374,392
SMA Solar Technology AG	2,982	124,995
Volkswagen AG, Preference Shares	14,413	2,732,106
		23,842,518
Hong Kong — 1.1%
AIA Group Ltd.	127,400	450,852
Cheung Kong Holdings Ltd.	52,200	690,348
Cheung Kong Infrastructure Holdings Ltd.	98,000	580,778
China Resources Gas Group Ltd.	308,000	596,728
China Resources Power Holdings Co. Ltd.	382,000	694,287
Hutchison Whampoa Ltd.	91,527	876,833
The Link Real Estate Investment Trust	530,448	2,206,877
Mongolian Mining Corp. (a)	281,477	226,135
Sun Hung Kai Properties Ltd.	47,972	574,603
Wharf Holdings Ltd.	134,247	796,133
Yuanda China Holdings Ltd. (a)	2,679,026	363,630
		8,057,204
India — 0.3%
Adani Enterprises Ltd.	74,249	394,599
Bharat Heavy Electricals Ltd.	105,982	450,583
Housing Development Finance Corp.	117,438	1,497,023
		2,342,205
Indonesia — 0.1%
Bumi Resources Tbk PT	2,937,707	645,068
Telekomunikasi Indonesia Tbk PT	335,600	309,446
		954,514

Common Stocks	Shares	Value
Ireland — 0.1%
Covidien Plc	15,035	$830,383
Israel — 0.4%
Check Point Software Technologies Ltd. (a)(c)	2,732	158,811
Teva Pharmaceutical Industries Ltd. — ADR	60,537	2,768,963
		2,927,774
Italy — 0.7%
Eni SpA	99,671	2,214,671
Fiat Industrial SpA	179,416	2,036,748
Intesa Sanpaolo SpA	367,242	556,685
Telecom Italia SpA (a)	257,363	291,974
UniCredit SpA (a)	40,992	163,501
		5,263,579
Japan — 9.3%
Aisin Seiki Co. Ltd.	16,491	580,691
Asahi Kasei Corp.	126,100	779,391
Astellas Pharma, Inc.	14,327	581,040
Bridgestone Corp.	61,968	1,466,273
Canon, Inc.	42,131	1,909,706
Daihatsu Motor Co. Ltd.	31,323	591,281
Daiwa House Industry Co. Ltd.	33,220	428,680
Denso Corp.	20,740	670,633
East Japan Railway Co.	38,812	2,414,771
Fanuc Ltd.	5,632	949,839
Fuji Heavy Industries Ltd.	221,746	1,672,522
Futaba Industrial Co. Ltd. (a)	39,689	211,864
Hitachi Chemical Co. Ltd.	34,500	639,544
Hitachi Ltd.	104,900	668,134
Honda Motor Co. Ltd.	46,026	1,656,438
Hoya Corp.	58,878	1,350,491
Inpex Corp.	337	2,225,046
JGC Corp.	61,005	1,756,644
JSR Corp.	24,000	473,670
Kao Corp.	15,200	407,289
KDDI Corp.	209	1,368,175
Kinden Corp.	28,812	200,092
Kirin Holdings Co. Ltd.	82,689	1,052,834
Komatsu Ltd.	28,200	811,595
Kubota Corp.	192,609	1,859,278
Kuraray Co. Ltd.	50,540	721,277
Kyowa Hakko Kirin Co. Ltd.	65,911	692,818
Marubeni Corp.	45,900	318,716
Mitsubishi Corp.	133,613	2,895,654
Mitsubishi Tanabe Pharma Corp.	29,430	408,503
Mitsubishi UFJ Financial Group, Inc.	217,593	1,044,775
Mitsui & Co. Ltd.	156,707	2,447,074
Mitsui Fudosan Co. Ltd.	25,000	457,920
MS&AD Insurance Group Holdings, Inc.	67,185	1,238,631
Murata Manufacturing Co. Ltd.	19,052	1,088,815
Nintendo Co. Ltd.	7,700	1,039,376
Nippon Building Fund, Inc.	25	237,554
Nippon Electric Glass Co.	66,899	540,528
Nippon Telegraph & Telephone Corp.	32,600	1,475,007
NTT DoCoMo, Inc.	1,912	3,264,740
NTT Urban Development Corp.	254	194,846
Okumura Corp.	141,239	516,672
Rinnai Corp.	9,546	695,460
Rohm Co. Ltd.	11,877	535,637
Shin-Etsu Chemical Co. Ltd.	39,267	2,266,480
Sony Financial Holdings, Inc.	28,000	457,611
Sumitomo Chemical Co. Ltd.	127,960	526,151
Sumitomo Corp.	38,000	540,025

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Sumitomo Electric Industries Ltd.	30,752	$414,821
Sumitomo Mitsui Financial Group, Inc.	24,623	787,906
Suzuki Motor Corp.	113,839	2,679,365
TDK Corp.	14,127	737,669
Terumo Corp.	11,735	537,697
Toda Corp.	137,804	440,250
Toho Co. Ltd.	23,668	424,223
Tokio Marine Holdings, Inc.	108,950	2,787,335
Tokyo Gas Co. Ltd.	381,166	1,839,354
Toyota Industries Corp.	58,775	1,660,151
Toyota Motor Corp.	24,247	993,587
Ube Industries Ltd.	340,954	871,942
West Japan Railway Co.	17,700	727,159
Yahoo! Japan Corp.	1,743	523,084
Yamada Denki Co. Ltd.	13,390	868,901
		66,623,635
Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	307	6,126
KazMunaiGas Exploration Production — GDR	68,120	1,362,400
		1,368,526
Luxembourg — 0.0%
Millicom International Cellular SA	1,454	153,892
Malaysia — 0.3%
Axiata Group Bhd	424,200	744,316
British American Tobacco Malaysia Bhd	24,800	454,784
Telekom Malaysia Bhd	320,200	568,415
		1,767,515
Mexico — 0.4%
America Movil, SAB de CV — ADR	90,613	2,414,836
Fomento Economico Mexicano SAB de CV — ADR	5,968	484,960
		2,899,796
Netherlands — 0.6%
ASML Holding NV	3,700	188,663
CNH Global NV (a)	4,130	189,030
ING Groep NV CVA (a)	145,411	1,025,857
Koninklijke Philips Electronics NV (a)	64,182	1,277,251
Unilever NV — ADR	8,120	278,922
Unilever NV CVA (b)	21,751	745,065
Ziggo NV (a)	8,179	257,239
		3,962,027
Norway — 0.3%
DnB NOR ASA	89,465	964,290
Statoil ASA	47,930	1,286,076
		2,250,366
Philippines — 0.1%
Philippine Long Distance Telephone Co. — ADR	7,623	462,869
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicações e Multimedia SGPS SA	98,316	331,783
Russia — 1.1%
Federal Hydrogenerating Co.	3,808,554	129,491
RushHydro JSC — ADR	417,075	1,451,421
Kuzbassrazrezugol	1,022,976	255,744
LSR Group — GDR (c)(d)	154,799	711,596
Magnitogorsk Iron & Steel Works — GDR (a)(c)	60,719	320,596
Novorossiysk Commercial Sea Port — GDR	74,558	626,660

Common Stocks	Shares	Value
Russia (concluded)
Polyus Gold International Ltd. — GDR (a)	457,672	$1,409,630
Rosneft Oil Co. — GDR (a)	141,773	1,011,550
Sberbank	745,167	1,683,562
VimpelCom Ltd. — ADR	47,400	483,006
		8,083,256
Singapore — 1.3%
CapitaLand Ltd. (e)	505,200	1,194,129
DBS Group Holdings Ltd.	43,940	493,637
Fraser and Neave Ltd.	201,900	1,145,821
Global Logistic Properties Ltd. (a)	214,000	355,135
Keppel Corp. Ltd.	172,720	1,536,297
M1 Ltd.	229,890	452,504
Noble Group Ltd.	168,323	159,758
Oversea-Chinese Banking Corp.	183,980	1,328,609
Raffles Medical Group Ltd.	178,000	331,985
Sembcorp Marine Ltd. (c)	104,900	429,219
Singapore Press Holdings Ltd.	107,300	343,775
Singapore Telecommunications Ltd.	535,260	1,346,431
United Overseas Bank Ltd.	24,500	380,127
		9,497,427
South Africa — 0.3%
Life Healthcare Group Holdings Ltd.	183,556	635,069
Randgold Resources Ltd. — ADR	12,959	1,155,295
		1,790,364
South Korea — 1.3%
Cheil Industries, Inc.	6,070	517,627
Hyundai Motor Co.	5,440	1,284,222
KT Corp.	3,510	91,022
KT Corp. — ADR	44,984	578,044
KT&G Corp.	14,640	1,005,255
LG Corp.	8,655	438,060
Mando Corp.	1,119	178,202
POSCO	1,470	486,979
POSCO — ADR	6,497	540,875
Samsung Electronics Co. Ltd.	3,265	3,996,234
Samsung Fine Chemicals Co. Ltd.	7,650	365,349
		9,481,869
Spain — 0.1%
Telefonica SA	50,427	736,373
Telefonica SA — ADR	14,027	205,215
		941,588
Sweden — 0.1%
SKF AB, Class B	14,586	345,570
Switzerland — 1.4%
Cie Financière Richemont SA, Bearer A Shares	6,442	398,751
Garmin Ltd.	3,900	183,807
Nestlé SA, Registered Shares	53,301	3,266,778
Novartis AG, Registered Shares	34,261	1,891,763
Roche Holding AG	7,651	1,398,301
Swisscom AG, Registered Shares	2,337	870,331
TE Connectivity Ltd.	4,776	174,133
Transocean Ltd.	6,356	320,279
UBS AG, Registered Shares (a)	82,607	1,031,612
Zurich Insurance Group AG (a)	3,127	766,123
		10,301,878

See Notes to Consolidated Financial Statements.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan — 0.7%
Cheng Shin Rubber Industry Co. Ltd.	187,300	$464,314
Chunghwa Telecom Co. Ltd.	211,068	659,971
Chunghwa Telecom Co. Ltd. — ADR	41,264	1,278,359
Far EasTone Telecommunications Co. Ltd.	348,000	753,037
HON HAI Precision Industry Co. Ltd.	142,586	448,315
Taiwan Semiconductor Manufacturing Co. Ltd.	356,994	1,055,144
Yulon Motor Co. Ltd.	289,000	460,495
		5,119,635
Thailand — 0.4%
PTT Global Chemical PCL	547,174	1,223,357
PTT Public Company THB10	70,836	808,567
Siam Commercial Bank PCL	170,605	859,960
		2,891,884
Turkey — 0.4%
BIM Birlesik Magazalar AS	19,173	799,685
Tupras Turkiye Petrol Rafinerileri AS	23,687	495,991
Turk Telekomunikasyon AS	127,603	559,064
Turkcell Iletisim Hizmet AS (a)	57,742	287,295
Turkiye Garanti Bankasi AS (a)	172,142	633,748
		2,775,783
United Arab Emirates — 0.1%
NMC Health Plc (a)	104,600	355,637
United Kingdom — 4.0%
Amlin Plc	32,426	173,669
Anglo American Plc	29,357	1,134,494
Antofagasta Plc	72,617	1,398,376
AstraZeneca Plc — ADR	3,218	141,270
BG Group Plc	135,106	3,187,850
BHP Billiton Plc	31,965	1,029,013
BP Plc	190,119	1,373,438
BP Plc — ADR	42,514	1,845,533
British American Tobacco Plc	14,957	767,137
BT Group Plc	499,717	1,709,255
Diageo Plc — ADR	30,049	3,038,555
Genel Energy Plc (a)	64,991	743,591
GlaxoSmithKline Plc — ADR	3,382	156,350
Glencore International Plc	73,628	510,243
Guinness Peat Group Plc	717,613	292,688
HSBC Holdings Plc	156,596	1,413,619
Lloyds Banking Group Plc (a)	619,311	310,858
National Grid Plc	208,926	2,256,093
Petropavlovsk Plc	12,057	93,549
Rio Tinto Plc	25,868	1,450,025
Royal Dutch Shell Plc — ADR	25,558	1,828,419
Scottish & Southern Energy Plc	87,492	1,876,125
Unilever Plc	14,411	492,308
Unilever Plc — ADR	8,975	308,022
Vodafone Group Plc	223,043	617,374
Vodafone Group Plc — ADR	14,312	398,303
		28,546,157
United States — 50.3%
3M Co.	16,508	1,475,155
Abbott Laboratories	35,433	2,198,972
Accenture Plc, Class A	2,553	165,817
ACE Ltd.	37,877	2,877,516
Activision Blizzard, Inc. (b)	183,831	2,365,905
Adobe Systems, Inc. (a)	5,912	198,407
The AES Corp. (a)	90,633	1,134,725

Common Stocks	Shares	Value
United States (continued)
Aetna, Inc.	57,833	$2,546,965
Agilent Technologies, Inc.	32,710	1,379,708
Alcoa, Inc. (b)	82,037	798,220
Alliance Data Systems Corp. (a)	1,537	197,489
Alliance Resource Partners LP	2,755	177,918
The Allstate Corp.	10,655	355,131
Altera Corp.	3,435	122,183
Altria Group, Inc.	40,720	1,311,591
Amdocs Ltd. (a)	5,314	170,048
Ameren Corp.	4,689	153,752
American Electric Power Co., Inc.	18,850	732,134
American Express Co.	10,671	642,501
American Tower Corp.	24,136	1,582,839
American Water Works Co., Inc.	20,440	699,866
Ameriprise Financial, Inc.	2,175	117,907
AmerisourceBergen Corp.	23,998	892,966
Amgen, Inc.	2,418	171,944
Anadarko Petroleum Corp.	36,168	2,647,859
Analog Devices, Inc.	3,257	126,958
Apache Corp.	18,903	1,813,554
Apple, Inc. (a)(b)	28,071	16,400,201
Applied Materials, Inc. (b)	92,700	1,111,473
Arch Capital Group Ltd. (a)	15,005	589,396
AT&T, Inc.	199,070	6,551,394
Autoliv, Inc.	1,531	96,055
Axis Capital Holdings Ltd.	3,448	117,301
Bank of America Corp.	332,680	2,698,035
The Bank of New York Mellon Corp.	109,468	2,588,918
Biogen Idec, Inc. (a)	1,364	182,790
BMC Software, Inc. (a)	3,041	125,472
The Boeing Co.	32,724	2,513,203
BorgWarner, Inc. (a)	8,084	638,959
Bristol-Myers Squibb Co.	119,556	3,989,584
Bunge Ltd.	2,429	156,671
CA, Inc.	76,958	2,033,230
Cabot Oil & Gas Corp.	18,006	632,731
Calpine Corp. (a)	80,986	1,518,488
Capital One Financial Corp.	13,184	731,448
Cardinal Health, Inc.	3,064	129,515
Celgene Corp. (a)	9,465	690,188
CenturyLink, Inc.	11,163	430,445
Chevron Corp.	52,208	5,563,284
The Chubb Corp.	17,446	1,274,779
Cigna Corp.	18,241	843,281
Cisco Systems, Inc. (b)	238,263	4,800,999
Citigroup, Inc.	134,180	4,433,307
CMS Energy Corp.	32,071	737,312
CNA Financial Corp.	5,634	172,513
Coach, Inc.	2,281	166,878
The Coca-Cola Co.	12,270	936,446
Coca-Cola Enterprises, Inc.	4,642	139,817
Cognizant Technology Solutions Corp. (a)	4,763	349,223
Colgate-Palmolive Co.	21,881	2,164,906
Comcast Corp., Class A	134,024	4,064,948
ConAgra Foods, Inc.	17,965	463,856
ConocoPhillips (b)	2,267	162,385
Consol Energy, Inc.	116,390	3,868,804
Constellation Brands, Inc., Class A (a)	14,564	314,582
Corning, Inc.	261,521	3,752,826
Coventry Health Care, Inc.	3,588	107,604
Crown Castle International Corp. (a)	11,407	645,750
Crown Holdings, Inc. (a)	13,483	498,601
CVS Caremark Corp.	39,476	1,761,419

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	11

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
DaVita, Inc. (a)(c)	12,454	$1,103,175
Dell, Inc. (a)(b)	93,599	1,532,216
Devon Energy Corp.	39,721	2,774,512
Diamond Offshore Drilling, Inc.	2,416	165,617
Discover Financial Services, Inc.	35,921	1,217,722
DISH Network Corp., Class A	16,304	521,239
Dominion Resources, Inc.	13,545	706,914
The Dow Chemical Co.	46,848	1,587,210
Dr. Pepper Snapple Group, Inc.	8,303	336,936
E.I. du Pont de Nemours & Co.	32,317	1,727,667
Eastman Chemical Co.	3,011	162,504
eBay, Inc. (a)	23,734	974,281
Electronic Arts, Inc. (a)(b)	107,250	1,649,505
Eli Lilly & Co.	15,947	660,046
EMC Corp. (a)(b)	101,688	2,868,618
Endurance Specialty Holdings Ltd.	17,280	694,310
Entergy Corp.	6,282	411,848
EQT Corp.	21,224	1,057,380
Exelon Corp.	21,448	836,686
Expedia, Inc.	3,381	144,132
Express Scripts Holding Co. (a)	14,431	805,105
Exxon Mobil Corp. (f)	150,658	13,007,812
Fidelity National Financial, Inc., Class A	39,630	763,670
Fidelity National Information Services, Inc.	5,181	174,444
FMC Corp.	34,109	3,767,339
Ford Motor Co.	123,638	1,394,637
Freeport-McMoRan Copper & Gold, Inc.	25,487	976,152
Freescale Semiconductor Ltd. (a)	83,900	1,041,199
General Dynamics Corp.	18,383	1,240,853
General Electric Co.	343,475	6,725,240
General Mills, Inc.	38,299	1,489,448
General Motors Co. (a)	57,771	1,328,733
Gilead Sciences, Inc. (a)	40,356	2,098,916
The Goldman Sachs Group, Inc.	18,307	2,108,051
Google, Inc., Class A (a)	8,902	5,387,757
H.J. Heinz Co.	8,718	464,757
Halliburton Co.	38,318	1,311,242
Harris Corp.	2,144	97,638
HCA Holdings, Inc.	50,013	1,346,350
HealthSouth Corp. (a)	31,860	713,345
Helmerich & Payne, Inc.	2,953	151,755
Herbalife Ltd.	2,819	198,232
Hewlett-Packard Co.	63,923	1,582,733
Hologic, Inc. (a)(e)	60,290	1,152,745
Humana, Inc.	16,822	1,357,199
Intel Corp. (b)	140,626	3,993,778
International Business Machines Corp. (b)	26,029	5,390,085
International Game Technology	38,413	598,475
International Paper Co.	17,162	571,666
Intuit, Inc.	2,643	153,215
ITC Holdings Corp.	856	66,306
Johnson & Johnson	97,073	6,318,482
Johnson Controls, Inc.	20,402	652,252
JPMorgan Chase & Co.	139,436	5,992,959
Juniper Networks, Inc. (a)(b)	78,263	1,677,176
KBR, Inc.	29,003	982,042
KLA-Tencor Corp.	2,765	144,195
The Kroger Co.	5,610	130,545
L-3 Communications Holdings, Inc.	2,307	169,657
Lear Corp.	3,600	149,400
Life Technologies Corp. (a)	22,490	1,042,636
Limited Brands, Inc. (a)	3,548	176,336

Common Stocks	Shares	Value
United States (continued)
Lincoln National Corp.	7,184	$177,948
Lorillard, Inc.	6,059	819,722
Macy’s, Inc.	3,607	147,959
Marathon Oil Corp.	48,637	1,427,010
Marathon Petroleum Corp.	65,232	2,714,304
MasterCard, Inc., Class A	4,501	2,035,667
Mattel, Inc. (b)	49,385	1,659,336
McDermott International, Inc. (a)	54,138	611,759
McDonald’s Corp. (b)	15,344	1,495,273
The McGraw-Hill Cos., Inc.	2,818	138,561
McKesson Corp.	17,663	1,614,575
Mead Johnson Nutrition Co. (b)	29,299	2,506,822
Medtronic, Inc.	52,712	2,013,598
Merck & Co., Inc.	109,490	4,296,388
MetLife, Inc.	24,788	893,112
MetroPCS Communications, Inc. (a)	43,550	317,915
Mettler-Toledo International, Inc. (a)	3,663	656,849
Microsoft Corp.	278,813	8,927,592
Motorola Solutions, Inc.	17,309	883,278
Murphy Oil Corp.	2,797	153,751
Mylan, Inc. (a)	53,716	1,166,174
National Oilwell Varco, Inc.	43,296	3,280,105
NetApp, Inc. (a)(b)	42,069	1,633,539
Newmont Mining Corp.	48,732	2,322,080
NextEra Energy, Inc.	38,004	2,445,557
Northern Trust Corp.	14,206	676,064
NRG Energy, Inc. (a)	25,835	439,195
Occidental Petroleum Corp. (g)	49,557	4,520,590
Oracle Corp.	292,125	8,585,554
PACCAR, Inc.	12,409	533,091
Parker Hannifin Corp.	1,887	165,471
PerkinElmer, Inc.	24,177	667,285
Perrigo Co.	9,644	1,011,656
Pfizer, Inc.	257,887	5,913,349
Philip Morris International, Inc.	28,115	2,516,574
Phillips 66 (a)	2,803	95,442
Platinum Underwriters Holdings Ltd.	8,124	297,501
PPG Industries, Inc.	1,777	187,011
PPL Corp.	41,050	1,122,718
Praxair, Inc.	5,762	666,663
Precision Castparts Corp.	8,035	1,417,133
The Procter & Gamble Co.	47,953	3,051,729
The Progressive Corp.	22,842	486,535
Prudential Financial, Inc.	10,881	658,736
PulteGroup, Inc. (a)	107,436	1,057,170
QEP Resources, Inc.	52,895	1,629,695
QUALCOMM, Inc.	80,443	5,135,481
Quicksilver Resources, Inc. (a)(b)(c)	190,355	894,669
Ralph Lauren Corp. (b)	700	120,589
Reinsurance Group of America, Inc.	2,087	121,338
RenaissanceRe Holdings Ltd.	8,167	637,516
Rockwell Automation, Inc.	19,255	1,489,182
Ross Stores, Inc.	2,202	135,621
SanDisk Corp. (a)(b)	60,371	2,234,331
Sara Lee Corp. (b)	96,631	2,129,747
Schlumberger Ltd.	55,994	4,151,395
Simon Property Group, Inc.	5,789	900,768
SM Energy Co. (b)	18,587	1,228,787
The Southern Co.	35,603	1,635,602
Spirit AeroSystems Holdings, Inc., Class A (a)	49,948	1,248,700
The St. Joe Co. (a)	180,565	3,219,474
State Street Corp.	40,822	1,886,793
Symantec Corp. (a)	62,644	1,034,879

See Notes to Consolidated Financial Statements.

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (concluded)
Texas Instruments, Inc.		32,395	$1,034,696
Thermo Fisher Scientific, Inc.		20,480	1,139,712
Time Warner Cable, Inc.		10,101	812,625
Torchmark Corp.		2,927	142,574
The Travelers Cos., Inc.		27,896	1,794,271
Union Pacific Corp.		25,418	2,858,000
United Technologies Corp.		46,323	3,781,810
UnitedHealth Group, Inc.		28,959	1,626,048
Universal Health Services, Inc., Class B (b)		13,500	576,585
Unum Group		5,663	134,440
Urban Outfitters, Inc. (a)		3,382	97,943
US Bancorp (b)		83,317	2,680,308
Valero Energy Corp.		6,071	149,954
Validus Holdings Ltd.		12,196	396,370
Vanguard Health Systems, Inc. (a)		26,249	233,091
Verizon Communications, Inc.		82,925	3,348,511
Vertex Pharmaceuticals, Inc. (a)(b)		33,000	1,269,840
Viacom, Inc., Class B		17,432	808,670
Visa, Inc., Class A		20,269	2,492,682
Wal-Mart Stores, Inc.		60,289	3,551,625
The Walt Disney Co.		31,546	1,359,948
Waters Corp. (a)		13,230	1,112,775
Weatherford International Ltd. (a)		45,129	643,991
WellPoint, Inc.		32,876	2,229,650
Wells Fargo & Co.		123,857	4,140,540
Western Digital Corp. (a)		4,185	162,420
The Western Union Co.		5,827	107,100
Whiting Petroleum Corp. (a)(b)		45,370	2,595,164
Wyndham Worldwide Corp.		2,794	140,650
XL Group Plc		96,993	2,086,319
			359,985,342
Total Common Stocks — 89.6%			640,956,794

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/05/2012 (e)(h)(i)	USD	1,000	200,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/2010 (a)(e)(h)(i)	CNY	10,800	102,691
India — 0.1%
REI Agro Ltd., 5.50%, 11/13/14 (d)(e)	USD	1,235	834,891
Singapore — 0.3%
Olam International Ltd., 6.00%, 10/15/16 (e)		1,200	1,383,000
Wilmar International Ltd., 37.73%, 12/18/12 (e)(h)		400	473,400
			1,856,400
United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)(j)(k)	GBP	1,081	2,175,399
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (e)	USD	300	264,000
			2,439,399
Total Corporate Bonds — 0.7%			5,433,381

Investment Companies	Shares		Value
United States — 3.2%
ETFS Gold Trust (a)		27,619	$4,554,926
ETFS Palladium Trust (a)		9,427	635,474
ETFS Platinum Trust (a)		7,959	1,230,063
iShares Gold Trust (a)(l)		241,241	3,915,341
SPDR Gold Shares (a)		75,671	12,249,622
			22,585,426
Vietnam — 0.0%
Vinaland Ltd. (a)		230,047	129,746
Total Investment Companies — 3.2%			22,715,172

Preferred Stocks
Switzerland — 0.1%
UBS AG, 9.38% (e)		35,110	497,860
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		24,100	661,786
United States — 0.1%
PPL Corp., 9.50% (e)		13,300	710,087
Total Preferred Stocks — 0.3%			1,869,733

US Treasury Obligations	Par (000)
United States — 0.5%
US Treasury Notes, 0.63%, 7/31/2012 (g)	USD	3,535	3,539,319

Rights	Shares
Brazil — 0.0%
Cia Brasil (Expires 5/31/12)		288	429

Warrants (m)
Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13) (c)		36,725	18,217
United States — 0.0%
Ford Motor Co. (Expires 1/01/13)		134,367	327,855
Total Warrants — 0.0%			346,072
Total Long-Term Investments (Cost — $539,487,450) — 94.3%			674,860,900

Short-Term Securities		Beneficial Interest (000)
Money Market Funds — 0.5%
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (l)(n)(o)	USD	3,389	3,388,970

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	13

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Time Deposits — 0.1%	Par (000)		Value
Australia — 0.0%
JPMorgan Chase & Co., 3.19%, 5/01/2012	AUD	131	$136,382
Canada — 0.0%
Brown Brothers Harriman & Co., 0.20%, 5/01/12	CAD	2	2,342
Europe — 0.1%
Brown Brothers Harriman & Co., 0.05%, 5/01/12	EUR	142	188,031
South Africa — 0.0%
Brown Brothers Harriman & Co., 4.20%, 5/01/12	ZAR	132	17,030
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.01%, 5/01/12	CHF	53	58,568
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.08%, 5/01/12	GBP	1	1,785
Total Time Deposits — 0.1%			404,138
US Treasury Obligations — 6.3%
US Treasury Bills (p):
0.05%, 6/14/12	USD	1,265	1,264,927
0.05% – 0.10%, 6/21/12		27,115	27,112,461
0.08%, 6/28/12		890	889,885
0.06%, 7/05/12		3,700	3,699,500
0.06% – 0.09%, 7/12/12		4,800	4,799,207
0.07% – 0.09%, 7/19/12		4,900	4,899,198
0.09%, 8/02/12		2,400	2,399,412
			45,064,590
Total Short-Term Securities (Cost — $48,857,956) — 6.9%			48,857,698

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
Apple, Inc., Strike Price USD 600.00, Expires 5/19/12		1	945
Goldcorp, Inc., Strike Price USD 40.00, Expires 10/20/12		150	40,500
Intel Corp., Strike Price USD 27.00, Expires 7/21/12		427	80,703
Microsoft Corp., Strike Price USD 32.00, Expires 5/19/12		46	2,093
SPDR Gold Trust:
Strike Price USD 165.00, Expires 9/22/12		201	118,088
Strike Price USD 175.00, Expires 12/22/12		213	116,085
			358,414
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD 70.00, Expires 1/19/13		797	410,455
FedEx Corp., Strike Price USD 82.50, Expires 10/20/12		52	20,280
Mead Johnson Nutrition Corp., Strike Price USD 65.00, Expires 5/19/12		38	247
Union Pacific Corp., Strike Price USD 105.00, Expires 5/19/12		127	6,922
			437,904

Options Purchased	Contracts		Value
Over-the-Counter Call Options — 0.0%
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG		12,152	$437
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs International		26,117	494
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International		35,739	11,049
Taiwan Taiex Index:
Strike Price TWD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA		3,718	746
Strike Price TWD 9,047.46, Expires 9/19/12, Broker Citibank NA		5,583	1,105
Strike Price TWD 8,818.93, Expires 3/20/13, Broker Citibank NA		3,752	10,634
Strike Price TWD 8,807.55, Expires 6/19/13, Broker Credit Suisse International		3,760	16,949
Strike Price TWD 8,646.24, Expires 9/18/13, Broker Credit Suisse International		3,083	18,985
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse International		1,880	9,911
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA		6,158	37,925
			108,235
Over-the-Counter Put Options — 0.0%
FedEx Corp.:
Strike Price USD 82.50, Expires 10/19/12, Broker Credit Suisse International		2,640	10,296
Strike Price USD 82.50, Expires 10/19/12, Broker Deutsche Bank AG		10,560	40,859
Mead Johnson Nutrition Corp., Strike Price USD 80.00, Expires 8/17/12, Broker Morgan Stanley International		29,299	65,630
			116,785
Total Options Purchased (Cost — $2,355,867) — 0.1%			1,021,338
Total Investments Before Structured Options and Options Written (Cost — $590,701,273) — 101.3%			724,739,936

Over-the-Counter Structured Options	Units
United States — (0.0)%
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12, Broker Citibank NA		3,974	(53,786)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 call strike 8,775.89, Expires 12/19/12, Broker Citibank NA		3,909	(67,797)
			(121,583)
Total Over-the-Counter Structured Options (Premiums Received — $0) — (0.0)%			(121,583)

See Notes to Consolidated Financial Statements.

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options — (0.3)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	282	$(37,224)
Alcoa, Inc., Strike Price USD 10.00, Expires 1/19/13	820	(77,080)
Apple, Inc.:
Strike Price USD 660.00, Expires 5/19/12	1	(105)
Strike Price USD 450.00, Expires 1/19/13	61	(924,303)
Applied Materials, Inc., Strike Price USD 12.00, Expires 7/21/12	927	(46,350)
Cisco Systems, Inc., Strike Price USD 20.00, Expires 1/19/13	311	(55,514)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	138	(33,258)
Electronic Arts, Inc., Strike Price USD 20.00, Expires 1/19/13	291	(19,788)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	153	(67,320)
Goldcorp, Inc., Strike Price USD 48.00, Expires 10/20/12	150	(11,250)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	54	(89,640)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	88	(13,200)
McDonald’s Corp., Strike Price USD 105.00, Expires 1/19/13	51	(10,072)
NetApp, Inc., Strike Price USD 42.00, Expires 1/19/13	283	(95,513)
Ralph Lauren Corp., Strike Price USD 175.00, Expires 5/19/12	7	(1,942)
Sandisk Corp., Strike Price USD 40.00, Expires 7/21/12	147	(19,624)
Sara Lee Corp., Strike Price USD 22.00, Expires 1/19/13	644	(93,380)
SM Energy Corp., Strike Price USD 85.00, Expires 5/19/12	53	(1,325)
Universal Health Services, Inc., Strike Price USD 40.00, Expires 7/21/12	135	(55,350)
US Bancorp, Strike Price USD 30.00, Expires 6/16/12	176	(43,736)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	57	(62,130)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	174	(100,920)
Strike Price USD 40.00, Expires 1/19/13	156	(95,940)
Whiting Petroleum Corp.:
Strike Price USD 52.50, Expires 1/19/13	146	(149,650)
Strike Price USD 72.50, Expires 1/19/13	64	(13,920)
		(2,118,534)
Exchange-Traded Put Options — (0.0)%
Apple, Inc., Strike Price USD 565.00, Expires 5/19/12	1	(850)
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13	797	(107,197)
Goldcorp, Inc., Strike Price USD 36.00, Expires 10/20/12	150	(37,200)
Intel Corp., Strike Price USD 25.00, Expires 7/21/12	427	(12,169)

Options Written	Contracts	Value
Exchange-Traded Put Options (concluded)
Mattel, Inc., Strike Price USD 25.00, Expires 1/19/13	406	$(19,285)
Quicksilver Resources, Inc., Strike Price USD 6.00, Expires 6/16/12	254	(36,195)
		(212,896)
Over-the-Counter Call Options — (0.0)%
FedEx Corp.:
Strike Price USD 90.00, Expires 1/18/13, Broker Credit Suisse International	3,918	(25,800)
Strike Price USD 90.00, Expires 1/18/13, Broker Deutsche Bank AG	5,282	(35,521)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley International	7,588	(17,366)
Mead Johnson Nutrition Co., Strike Price USD 100.00, Expires 1/18/13, Broker Morgan Stanley International	29,299	(53,031)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	35,739	(94)
Unilever NV CVA, Strike Price EUR 26.00, Expires 6/15/12, Broker Morgan Stanley International	21,751	(15,603)
		(147,415)
Over-the-Counter Put Options — (0.2)%
FedEx Corp., Strike Price USD 65.00, Expires 10/19/12, Broker Deutsche Bank AG	5,280	(4,725)
Mead Johnson Nutrition Co., Strike Price USD 60.00, Expires 1/17/14, Broker Morgan Stanley International	29,299	(27,834)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	12,152	(92,105)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs International	26,117	(240,147)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	35,739	(149,322)
Taiwan Taiex Index:
Strike Price TWD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	3,718	(71,734)
Strike Price TWD 7,758.20, Expires 9/19/12, Broker Citibank NA	5,583	(127,149)
Strike Price TWD 7,557.82, Expires 3/20/13, Broker Citibank NA	3,752	(101,051)
Strike Price TWD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	3,760	(116,806)
Strike Price TWD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	1,880	(48,072)
Strike Price TWD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	1,869	(54,724)
Strike Price TWD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	3,732	(109,552)
		(1,143,221)
Total Options Written (Premiums Received — $3,081,589) — (0.5)%		(3,622,066)
Total Investments, Net of Structured Options and Options Written (Cost — $587,619,684) — 100.8%		720,996,287
Liabilities in Excess of Other Assets — (0.8)%		(5,835,385)
Net Assets — 100.0%		$715,160,902

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	15

Consolidated Schedule of Investments (continued)

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Convertible security.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security has been pledged as collateral in connection with options.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Variable rate security. Rate shown is as of report date.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2011	Beneficial Interest/ Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at April 30, 2012	Value at April 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	—	$108
BlackRock Liquidity Series, LLC Money Market Series	$2,983,236	$405,7341	—	$3,388,970	$3,388,970	—	$24,103
iShares Gold Trust	373,094	—	(131,853)	241,241	$3,915,341	$255,281	—
iShares Silver Trust	11,200	—	(11,200)	—	—	$208,333	—

[1]	Represents net shares/beneficial interest purchased.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Security was purchased with the cash collateral from loaned securities.

(o)	Represents the current yield as of report date.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Financial futures contracts purchased as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
11	CAC 40 Index	LIFFE	May 2012	EUR	347,655	$(1,293)
5	Dax Index	Eurex	June 2012	EUR	846,875	(38,318)
20	DJ Euro Stoxx 50 Index	Eurex	June 2012	EUR	451,800	(59,619)
5	FTSE 100 Index	LIFFE	June 2012	GBP	285,750	(3,672)
5	Hang Seng Index	Hong Kong Futures Exchange	May 2012	HKD	5,235,000	5,997
5	MSCI Singapore Index	Singapore Exchange	May 2012	SGD	340,800	867
9	MSCI Taiwan Index	Singapore Exchange	May 2012	USD	240,750	(1,746)
63	Nikkei 225 Index	Tokyo Stock Exchange	June 2012	JPY	297,990,000	(76,405)
288	S&P 500 E-Mini Index	Chicago Mercantile	June 2012	USD	20,067,840	384,362
8	S&P TSE 60 Index	Toronto Exchange	June 2012	CAD	1,117,440	(1,857)
7	SPI 200 Index	Australian Securities Exchange	June 2012	AUD	769,475	19,160
Total						$227,476

See Notes to Consolidated Financial Statements.

16	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (continued)

•	Foreign currency exchange contracts as of April 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	31,083	USD	32,440	Deutsche Bank Securities, Inc.	5/01/12	$(54)
JPY	33,638,425	USD	416,627	Deutsche Bank Securities, Inc.	5/01/12	4,696
USD	16,343	GBP	10,055	Deutsche Bank Securities, Inc.	5/01/12	24
EUR	123,403	USD	163,512	Brown Brothers Harriman & Co.	5/02/12	(164)
SGD	2,979	USD	2,404	Credit Suisse Securities (USA) LLC	5/02/12	3
USD	122,714	BRL	231,501	Brown Brothers Harriman & Co.	5/02/12	1,265
USD	563	CAD	553	Brown Brothers Harriman & Co.	5/02/12	4
USD	1,808	CAD	1,775	Brown Brothers Harriman & Co.	5/02/12	12
USD	23,394	EUR	17,698	Brown Brothers Harriman & Co.	5/02/12	(32)
USD	10,574	HKD	82,036	Goldman Sachs & Co.	5/02/12	—
USD	37,612	INR	1,986,274	Brown Brothers Harriman & Co.	5/02/12	(79)
USD	21,243	JPY	1,708,668	Brown Brothers Harriman & Co.	5/02/12	(159)
EUR	78,165	USD	103,461	Goldman Sachs & Co.	5/03/12	6
USD	8,337	BRL	15,810	Brown Brothers Harriman & Co.	5/03/12	43
USD	12,367	BRL	23,452	Brown Brothers Harriman & Co.	5/03/12	64
USD	70,976	CHF	64,425	Credit Suisse Securities (USA) LLC	5/03/12	(4)
USD	46,429	EUR	35,073	Brown Brothers Harriman & Co.	5/03/12	4
USD	115,903	EUR	87,553	Brown Brothers Harriman & Co.	5/03/12	9
USD	114,509	JPY	9,150,145	Brown Brothers Harriman & Co.	5/07/12	(97)
CHF	3,352,129	USD	3,687,017	Brown Brothers Harriman & Co.	5/21/12	6,888
SGD	6,313,906	USD	5,057,416	Brown Brothers Harriman & Co.	5/21/12	44,823
USD	15,823,579	EUR	11,976,092	Brown Brothers Harriman & Co.	5/21/12	(30,255)
USD	2,630,766	GBP	1,631,773	Brown Brothers Harriman & Co.	5/21/12	(17,128)
USD	37,745,392	JPY	3,079,869,193	Brown Brothers Harriman & Co.	5/21/12	(836,190)
CAD	2,587,035	USD	2,609,184	Brown Brothers Harriman & Co.	5/22/12	8,503
USD	4,933,000	BRL	9,261,708	Brown Brothers Harriman & Co.	5/22/12	93,365
USD	2,983,487	RUB	88,266,450	Brown Brothers Harriman & Co.	5/22/12	(11,568)
Total						$(736,021)

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	17

Consolidated Schedule of Investments (continued)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$928,899	—	—	$928,899
Australia	—	$9,196,833	—	9,196,833
Austria	—	204,814	—	204,814
Belgium	—	879,707	—	879,707
Brazil	19,223,413	—	—	19,223,413
Canada	21,869,126	—	$1	21,869,127
Chile	530,497	—	—	530,497
China	—	10,906,720	—	10,906,720
Egypt	506,457	—	—	506,457
France	1,114,812	11,440,539	—	12,555,351
Germany	—	23,842,518	—	23,842,518
Hong Kong	—	8,057,204	—	8,057,204
India	—	2,342,205	—	2,342,205
Indonesia	—	954,514	—	954,514
Ireland	830,383	—	—	830,383
Israel	2,927,774	—	—	2,927,774
Italy	—	5,263,579	—	5,263,579
Japan	—	66,623,635	—	66,623,635
Kazakhstan	1,362,400	6,126	—	1,368,526
Luxembourg	—	153,892	—	153,892
Malaysia	—	1,767,515	—	1,767,515
Mexico	2,899,796	—	—	2,899,796
Netherlands	913,854	3,048,173	—	3,962,027
Norway	—	2,250,366	—	2,250,366
Philippines	462,869	—	—	462,869
Portugal	—	331,783	—	331,783
Russia	5,688,098	2,395,158	—	8,083,256
Singapore	—	9,497,427	—	9,497,427
South Africa	1,155,295	635,069	—	1,790,364
South Korea	2,124,174	7,357,695	—	9,481,869
Spain	205,215	736,373	—	941,588
Sweden	—	345,570	—	345,570
Switzerland	678,219	9,623,659	—	10,301,878
Taiwan	1,278,359	3,841,276	—	5,119,635
Thailand	2,891,884	—	—	2,891,884

See Notes to Consolidated Financial Statements.

18	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments:
Long-Term Investments:
Common Stocks:
Turkey	—	$2,775,783	—	$2,775,783
United Arab Emirates	$355,637	—	—	355,637
United Kingdom	8,460,043	20,086,114	—	28,546,157
United States	359,985,342	—	—	359,985,342
Corporate Bonds	—	5,130,690	$302,691	5,433,381
Investment Companies	22,715,172	—	—	22,715,172
Preferred Stocks	1,371,873	497,860	—	1,869,733
US Treasury Obligations	—	3,539,319	—	3,539,319
Rights	429	—	—	429
Warrants	346,072	—	—	346,072
Short-Term Securities:
Money Market Funds	—	3,388,970	—	3,388,970
Time Deposits	—	404,138	—	404,138
US Treasury Obligations	—	45,064,590	—	45,064,590
Total	$460,826,092	$262,589,814	$302,692	$723,718,598

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,206,704	$225,020	—	$1,431,724
Foreign currency exchange contracts	—	159,709	—	159,709
Liabilities:
Equity contracts	(2,514,340)	(1,412,219)	—	(3,926,559)
Foreign currency exchange contracts	—	(895,730)	—	(895,730)
Total	$(1,307,636)	$(1,923,220)	—	$(3,230,856)

[1]

Derivative financial instruments are financial futures contracts, foreign currency exchange contracts, structured options and options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	19

Consolidated Statement of Assets and Liabilities

April 30, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned at value of $3,173,441) (cost — $584,016,673)	$717,435,625
Investments at value — affiliated (cost — $6,684,600)	7,304,311
Investments sold receivable	3,533,084
Dividends receivable	1,562,329
Capital shares sold receivable	750,630
Cash pledged as collateral for options	600,000
Interest receivable	472,345
Foreign currency at value (cost — $363,532)	362,475
Unrealized appreciation on foreign currency exchange contracts	159,709
Options written receivable	72,881
Securities lending income receivable — affiliated	2,505
Prepaid expenses	10,838
Total assets	732,266,732

Liabilities
Collateral on securities loaned at value	3,388,970
Bank overdraft	441,132
Investments purchased payable	5,375,571
Options written at value (premiums received — $3,081,589)	3,622,066
Capital shares redeemed payable	2,066,527
Unrealized depreciation on foreign currency exchange contracts	895,730
Investment advisory fees payable	470,434
Service and distribution fees payable	220,046
Structured options at value	121,583
Variation margin payable	92,690
Officer’s and Trustees’ fees payable	24,394
Other affiliates payable	4,788
Other accrued expenses payable	381,899
Total liabilities	17,105,830
Net Assets	$715,160,902

Net Assets Consist of
Paid-in capital	$694,435,725
Distributions in excess of net investment income	(576,571)
Accumulated net realized loss	(111,600,275)
Net unrealized appreciation/depreciation	132,902,023
Net Assets	$715,160,902

Net Asset Value
Institutional — Based on net assets of $158,955,913 and 12,936,440 shares outstanding, unlimited shares authorized, $0.10 par value	$12.29
Investor A — Based on net assets of $381,537,129 and 31,064,285 shares outstanding, unlimited shares authorized, $0.10 par value	$12.28
Investor B — Based on net assets of $11,476,708 and 931,775 shares outstanding, unlimited shares authorized, $0.10 par value	$12.32
Investor C — Based on net assets of $156,092,487 and 12,747,735 shares outstanding, unlimited shares authorized, $0.10 par value	$12.24
Class R — Based on net assets of $7,098,665 and 578,667 shares outstanding, unlimited shares authorized, $0.10 par value	$12.27

See Notes to Consolidated Financial Statements.

20	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Consolidated Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$8,870,548
Foreign taxes withheld	(424,932)
Interest	315,679
Securities lending — affiliated	24,103
Dividends — affiliated	108
Total income	8,785,506

Expenses
Investment advisory	3,334,882
Service — Investor A	469,075
Service and distribution — Investor B	61,956
Service and distribution — Investor C	794,794
Service and distribution — Class R	17,250
Transfer agent — Institutional	160,064
Transfer agent — Investor A	192,208
Transfer agent — Investor B	12,928
Transfer agent — Investor C	97,324
Transfer agent — Class R	15,762
Custodian	196,317
Accounting services	127,698
Professional	61,014
Registration	51,590
Printing	49,108
Officer and Trustees	19,127
Miscellaneous	18,726
Total expenses	5,679,823
Less fees waived by advisor	(19)
Less transfer agent fees waived and/or reimbursed — class specific	(6,420)
Total expenses after fees waived and/or reimbursed	5,673,384
Net investment income	3,112,122

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	19,363,556
Investments — affiliated	463,614
Financial futures contracts	3,250,760
Foreign currency transactions	1,822,381
Options written and structured options	678,438
Swaps	78,337
25,657,086
Net change in unrealized appreciation/depreciation on:
Investments	21,485,102
Financial futures contracts	(824,768)
Foreign currency transactions	(960,785)
Options written and structured options	638,706
Swaps	(168,530)
20,169,725
Total realized and unrealized gain	45,826,811
Net Increase in Net Assets Resulting from Operations	$48,938,933

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	21

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$3,112,122	$7,991,264
Net realized gain	25,657,086	22,277,392
Net change in unrealized appreciation/depreciation	20,169,725	(20,400,907)
Net increase in net assets resulting from operations	48,938,933	9,867,749

Dividends to Shareholders From
Net investment income:
Institutional	(8,689,067)	(3,254,363)
Investor A	(9,318,899)	(3,013,367)
Investor B	(187,400)	—
Investor C	(2,667,467)	—
Class R	(137,233)	(32,374)
Decrease in net assets resulting from dividends to shareholders	(21,000,066)	(6,300,104)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(200,488,428)	(31,527,010)

Redemption Fee
Redemption fee	—	3,722

Net Assets
Total decrease in net assets	(172,549,561)	(27,955,643)
Beginning of period	887,710,463	915,666,106
End of period	$715,160,902	$887,710,463
Undistributed (distributions in excess of) net investment income	$(576,571)	$17,311,373

See Notes to Consolidated Financial Statements.

22	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Financial Highlights

	Institutional
	Six Months Ended April 30, 2012 (Unaudited) (Consolidated)

		Year Ended October 31,
		2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)
					2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.98	$11.93	$10.52	$8.98	$15.11	$12.03
Net investment income[1]	0.06	0.15	0.12	0.15	0.15	0.13
Net realized and unrealized gain (loss)	0.58	0.02 [2]	1.44 [2]	1.52 [2]	(5.60)[2]	3.59 [2]
Net increase (decrease) from investment operations	0.64	0.17	1.56	1.67	(5.45)	3.72
Dividends and distributions from:
Net investment income	(0.33)	(0.12)	(0.15)	(0.13)	(0.11)	(0.19)
Net realized gain	—	—	—	—	(0.57)	(0.45)
Total dividends and distributions	(0.33)	(0.12)	(0.15)	(0.13)	(0.68)	(0.64)
Net asset value, end of period	$12.29	$11.98	$11.93	$10.52	$8.98	$15.11

Total Investment Return[3]
Based on net asset value	5.72%[4]	1.41%	14.92%	18.98%	(37.62)%	32.17%

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.00%	1.01%	1.07%	1.12%	1.04%
Total expenses after fees waived	1.04%[5]	1.00%	1.01%	1.04%	1.09%	1.04%
Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.04%[5]	1.00%[6]	1.01%	1.02%	0.99%	1.02%
Net investment income	0.97%[5]	1.19%	1.09%	1.62%	1.13%	1.09%

Supplemental Data
Net assets, end of period (000)	$158,956	$319,863	$293,944	$235,264	$233,081	$383,601
Portfolio turnover	9%	37%	32%	35%	66%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Excludes stock loan fees, which have no impact to the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	23

Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2012 (Unaudited) (Consolidated)

		Year Ended October 31,
		2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)
					2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.95	$11.90	$10.50	$8.96	$15.08	$12.00
Net investment income[1]	0.01	0.11	0.09	0.12	0.11	0.10
Net realized and unrealized gain (loss)	0.62	0.03 [2]	1.43 [2]	1.52 [2]	(5.57)[2]	3.59 [2]
Net increase (decrease) from investment operations	0.63	0.14	1.52	1.64	(5.46)	3.69
Dividends and distributions from:
Net investment income	(0.30)	(0.09)	(0.12)	(0.10)	(0.09)	(0.16)
Net realized gain	—	—	—	—	(0.57)	(0.45)
Total dividends and distributions	(0.30)	(0.09)	(0.12)	(0.10)	(0.66)	(0.61)
Net asset value, end of period	$12.28	$11.95	$11.90	$10.50	$8.96	$15.08

Total Investment Return[3]
Based on net asset value	5.59%[4]	1.14%	14.57%	18.58%	(37.74)%	31.84%

Ratios to Average Net Assets
Total expenses	1.28%[5]	1.26%	1.28%	1.34%	1.38%	1.29%
Total expenses after fees waived	1.28%[5]	1.26%	1.28%	1.30%	1.35%	1.29%
Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.28%[5]	1.26%[6]	1.27%	1.27%	1.25%	1.27%
Net investment income	0.88%[5]	0.91%	0.82%	1.37%	0.88%	0.83%

Supplemental Data
Net assets, end of period (000)	$381,537	$381,311	$411,573	$400,668	$372,188	$648,402
Portfolio turnover	9%	37%	32%	35%	66%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

24	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Financial Highlights (continued)

	Investor B
	Six Months Ended April 30, 2012 (Unaudited) (Consolidated)

		Year Ended October 31,
		2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)
					2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.90	$11.86	$10.45	$8.88	$14.98	$11.91
Net investment income (loss)[1]	(0.00)[2]	(0.06)	(0.00)[2]	0.05	0.01	0.01
Net realized and unrealized gain (loss)	0.59	0.10 [3]	1.43 [3]	1.52 [3]	(5.54)[3]	3.55 [3]
Net increase (decrease) from investment operations	0.59	0.04	143	1.57	(5.53)	3.56
Dividends and distributions from:
Net investment income	(0.17)	—	(0.02)	—	(0.00)[2]	(0.04)
Net realized gain	—	—	—	—	(0.57)	(0.45)
Total dividends and distributions	(0.17)	—	(0.02)	—	(0.57)	(0.49)
Net asset value, end of period	$12.32	$11.90	$11.86	$10.45	$8.88	$14.98

Total Investment Return[4]
Based on net asset value	5.17%[5]	0.34%	13.66%	17.68%	(38.24)%	30.76%

Ratios to Average Net Assets
Total expenses	2.14%[6]	2.08%	2.11%	2.22%	2.21%	2.11%
Total expenses after fees waived	2.14%[6]	2.08%	2.11%	2.08%	2.15%	2.09%
Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.14%[6]	2.08%[7]	2.10%	2.06%	2.05%	2.07%
Net investment income (loss)	(0.00)%[6,8]	(0.50)%	(0.01)%	0.51%	0.05%	0.09%

Supplemental Data
Net assets, end of period (000)	$11,477	$13,819	$18,321	$22,889	$34,682	$84,465
Portfolio turnover	9%	37%	32%	35%	66%	35%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which have no impact on the ratio.

[8]	Amount is less than (0.01)%.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	25

Financial Highlights (continued)

	Investor C
	Six Months Ended April 30, 2012 (Unaudited) (Consolidated)

		Year Ended October 31,
		2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)
					2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.85	$11.81	$10.42	$8.87	$14.97	$11.92
Net investment income[1]	0.01	0.02	0.01	0.06	0.01	0.01
Net realized and unrealized gain (loss)	0.58	0.02 [2]	1.42 [2]	1.50 [2]	(5.52)[2]	3.55 [2]
Net increase (decrease) from investment operations	0.59	0.04	1.43	1.56	(5.51)	3.56
Dividends and distributions from:
Net investment income	(0.20)	—	(0.04)	(0.01)	(0.02)	(0.06)
Net realized gain	—	—	—	—	(0.57)	(0.45)
Total dividends and distributions	(0.20)	—	(0.04)	(0.01)	(0.59)	(0.51)
Net asset value, end of period	$12.24	$11.85	$11.81	$10.42	$8.87	$14.97

Total Investment Return[3]
Based on net asset value	5.16%[4]	0.34%	13.75%	17.64%	(38.20)%	30.76%

Ratios to Average Net Assets
Total expenses	2.05%[5]	2.02%	2.04%	2.10%	2.14%	2.07%
Total expenses after fees waived	2.05%[5]	2.02%	2.04%	2.07%	2.11%	2.07%
Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.05%[5]	2.02%[6]	2.04%	2.05%	2.01%	2.05%
Net investment income	0.10%[5]	0.13%	0.06%	0.64%	0.12%	0.08%

Supplemental Data
Net assets, end of period (000)	$156,092	$165,823	$182,756	$187,335	$183,125	$305,241
Portfolio turnover	9%	37%	32%	35%	66%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

26	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Financial Highlights (concluded)

	Class R
	Six Months Ended April 30, 2012 (Unaudited) (Consolidated)
						Period March 1, 2007[1] to October 31, 2007

		Year Ended October 31,
		2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)
					2008
Per Share Operating Performance
Net asset value, beginning of period	$11.89	$11.85	$10.46	$8.92	$15.04	$12.41
Net investment income[2]	0.03	0.06 [3]	0.04 [3]	0.09 [3]	0.08 [3]	0.04 [3]
Net realized and unrealized gain (loss)	0.58	0.02	1.44	1.51	(5.57)	2.82
Net increase (decrease) from investment operations	0.61	0.08	1.48	1.60	(5.49)	2.86
Dividends and distributions from:
Net investment income	(0.23)	(0.04)	(0.09)	(0.06)	(0.06)	(0.02)
Net realized gain	—	—	—	—	(0.57)	(0.21)
Total dividends and distributions	(0.23)	(0.04)	(0.09)	(0.06)	(0.63)	(0.23)
Net asset value, end of period	$12.27	$11.89	$11.85	$10.46	$8.92	$15.04

Total Investment Return[4]
Based on net asset value	5.40%[5]	0.68%	14.20%	18.16%	(37.95)%	23.36%[5]

Ratios to Average Net Assets
Total expenses	1.88%[6]	1.77%	1.78%	1.93%	1.92%	1.67%[6]
Total expenses after fees waived and/or reimbursed	1.70%[6]	1.70%	1.70%	1.62%	1.64%	1.55%[6]
Total expenses after fees waived and/or reimbursed excluding reorganization expenses and dividend expense	1.70%[6]	1.70%[7]	1.69%	1.60%	1.54%	1.54%[6]
Net investment income	0.45%[6]	0.48%	0.40%	1.02%	0.60%	0.53%[6]

Supplemental Data
Net assets, end of period (000)	$7,099	$6,895	$9,072	$8,570	$7,183	$10,914
Portfolio turnover	9%	37%	32%	35%	66%	35%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	27

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Dynamic Equity Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an

28	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Notes to Consolidated Financial Statements (continued)

independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, structured options and options written), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	29

Notes to Consolidated Financial Statements (continued)

exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended April 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to RICs and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for consolidated financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Consolidated Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

30	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Notes to Consolidated Financial Statements (continued)

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, or protect, its exposure to certain risks such as equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), change in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies, in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	31

Notes to Consolidated Financial Statements (continued)

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put.

This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be executed on a registered financial and commodities exchange (“centrally cleared swaps”). In a centrally cleared swap, the Fund typically enters into an agreement with a counterparty; however, performance is guaranteed by the central clearinghouse reducing or eliminating the Fund’s exposure to the credit risk of the counterparty. These payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

32	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Notes to Consolidated Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

	Fair Values of Derivative Financial Instruments as of April 30, 2012
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$159,709	Unrealized depreciation on foreign currency exchange contracts	$895,730

Equity contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps; Investments at value — unaffiliated[2]; Structured options at value	1,431,724	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps; Options written at value; Structured options at value	3,926,559
Total		$1,591,433		$4,822,289

[1]

Includes cumulative unrealized appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended April 30, 2012
	Net Realized Gain from
	Financial Futures Contracts	Swaps	Options[3]	Foreign Currency Transactions
Foreign currency transactions	—	—	$(44,162)	$1,176,445
Equity contracts	$3,250,760	$78,337	(182,887)	—
Total	$3,250,760	$78,337	$(227,049)	$1,176,445

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Swaps	Options[3]	Foreign Currency Transactions
Foreign currency transactions	—	—	—	$(1,033,649)
Equity contracts	$(824,768)	$(168,530)	$893,604	—
Total	$(824,768)	$(168,530)	$893,604	$(1,033,649)

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2012 the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	302
Average notional value of contracts purchased	$23,758,645
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	16
Average number of contracts — US dollars sold	7
Average US dollar amounts purchased	$37,589,855
Average US dollar amounts sold	$14,859,740
Options:
Average number of option contracts purchased	136,021
Average number of option contracts written	299,755
Average notional value of option contracts purchased	$30,313,740
Average notional value of option contracts written	$53,194,171
Structured options:
Average number of units	10,632
Average notional value	$5,014,313

3. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2012, the PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	33

Notes to Consolidated Financial Statements (continued)

Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.80%
$1 billion – $3 billion	0.75%
$3 billion – $5 billion	0.72%
$5 billion – $10 billion	0.70%
Greater than $10 billion	0.68%

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2013 unless approved by the Board, including a majority of the Independent Trustees. These amounts are shown as transfer agent fees waived and/or reimbursed —class specific in the Consolidated Statement of Operations. The current expense limitation as a percentage of average daily net assets are as follows: 1.15% for Institutional, 1.43% for Investor A, 2.29% for Investor B and Investor C, and 1.70% for Class R. For the period ended April 30, 2012 the Fund waived and/or reimbursed $6,420 for Class R.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Consolidated Statement of Operations.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2012, the Fund reimbursed the Manager $4,431 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $5,589.

For the six months ended April 30, 2012, affiliates received CDSCs as follows:

Investor A	$2,610
Investor B	$7,192
Investor C	$7,438

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2012, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$1,092
Investor A	$3,606
Investor B	$174
Investor C	$1,464
Class R	$66

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or

34	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Notes to Consolidated Financial Statements (continued)

in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Consolidated Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Fund on the reinvestment of cash collateral is shown as securities lending — affiliated in the Consolidated Statement of Operations. For the six months ended April 30, 2012, BIM received $12,919 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or Trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2012, were $74,177,432 and $275,778,790, respectively.

Transactions in options written for the six months ended April 30, 2012, were as follows:

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
Outstanding options, beginning of period	366,855	$2,289,371	255,190	$1,787,434
Options written	436,052	1,994,740	195,267	698,839
Options exercised	(4,381)	(242,065)	—	—
Options closed	(485,687)	(479,460)	(135,255)	(394,636)
Options expired	(203,893)	(2,038,825)	(180,286)	(533,809)
Outstanding options, end of period	108,946	$1,523,761	134,916	$1,557,828

As of April 30, 2012, the value of portfolio securities subject to cover call options written was $17,575,296.

5. Income Tax Information:

As of October 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,
2016	$14,764,070
2017	94,871,662
2018	14,087,727
Total	$123,723,459

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after October 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$604,634,335
Gross unrealized appreciation	$167,226,285
Gross unrealized depreciation	(47,120,684)
Net unrealized appreciation	$120,105,601

6. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The Fund did not borrow under the credit agreement during the six months ended April 30, 2012.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	35

Notes to Consolidated Financial Statements (continued)

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US, Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

As of April 30, 2012, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Oil & Gas	12%
Diversified Financial Services	7
Pharmaceuticals	6
Metals & Mining	5
Other[1]	70

[1]	All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,266,476	$39,598,682	9,748,739	$121,874,237
Shares issued to shareholders in reinvestment of dividends and distributions	671,836	7,268,276	226,334	2,774,231
Shares redeemed	(17,710,031)	(218,923,038)	(7,914,492)	(98,039,266)
Net increase (decrease)	(13,771,720)	$(172,056,080)	2,060,581	$26,609,202

Investor A
Shares sold and automatic conversion of shares	1,648,311	$19,977,879	2,845,032	$35,466,175
Shares issued to shareholders in reinvestment of dividends and distributions	734,877	7,965,396	209,.276	2,565,622
Shares redeemed	(3,222,621)	(38,498,229)	(5,733,977)	(71,237,706)
Net decrease	(839,433)	$(10,554,954)	(2,679,669)	$(33,205,909)

Investor B
Shares sold	14,697	$173,145	46,026	$589,749
Shares issued to shareholders in reinvestment of dividends and distributions	14,717	160,406	—	—
Shares redeemed and automatic conversion of shares	(258,896)	(3,109,406)	(429,164)	(5,300,631)
Net decrease	(229,482)	$(2,775,855)	(383,138)	$(4,710,882)

36	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Notes to Consolidated Financial Statements (concluded)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor C
Shares sold	399,620	$4,740,991	1,536,801	$19,268,319
Shares issued to shareholders in reinvestment of dividends and distributions	210,702	2,283,775	—	—
Shares redeemed	(1,853,543)	(22,077,207)	(3,023,776)	(37,177,544)
Net decrease	(1,243,221)	$(15,052,441)	(1,486,975)	$(17,909,225)

Class R
Shares sold	114,306	$1,348,029	254,714	$3,157,677
Shares issued to shareholders in reinvestment of dividends and distributions	12,412	134,547	2,616	32,018
Shares redeemed	(127,889)	(1,531,674)	(443,130)	(5,499,891)
Net decrease	(1,171)	$(49,098)	(185,800)	$(2,310,196)

Total Net Decrease	(16,085,027)	$(200,488,428)	(2,675,001)	$(31,527,010)

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in-capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	37

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee
Fred G. Weiss, Vice Chairman of the Board and Trustee
Paul L. Audet, Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Honorable Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Princeton, NJ 08540

BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

38	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	39

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2012

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#GDE-4/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: July 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: July 2, 2012